ACQUISITIONS AND DISPOSALS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Jan. 07, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 167,379	$ 175,545			$ 154,381
M2M Group
Business Acquisition [Line Items]
Cash				$ 2,712
Net working capital				(640)
Deferred revenue				(914)
Identifiable intangible assets			$ 1,853	16,064
Goodwill				8,699
Deferred income tax liability				(4,819)
Fair value of net assets acquired				$ 21,102
M2M New Zealand
Business Acquisition [Line Items]
Cash			218
Net working capital			42
Tangible assets			3
Deferred revenue			(5)
Identifiable intangible assets			1,853
Goodwill			2,377
Deferred income tax liability			(483)
Fair value of net assets acquired			$ 4,005